Segment information - Disclosure of non-current operating assets per geographical segment (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
NON-CURRENT ASSETS	€ 182,749	€ 206,531
United States
Disclosure of geographical areas [line items]
NON-CURRENT ASSETS	64	66
Canada
Disclosure of geographical areas [line items]
NON-CURRENT ASSETS	183	239
Austria
Disclosure of geographical areas [line items]
NON-CURRENT ASSETS	52,199	61,237
Nordics
Disclosure of geographical areas [line items]
NON-CURRENT ASSETS	40,250	53,020
United Kingdom
Disclosure of geographical areas [line items]
NON-CURRENT ASSETS	84,843	87,387
Other Europe
Disclosure of geographical areas [line items]
NON-CURRENT ASSETS	€ 5,211	€ 4,582